Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 1,253	$ 1,554
Accounts receivable	5,635	5,246
Inventories	2,757	2,637
Income taxes receivable	16
Deferred tax assets	186	275
Prepaid expenses and other	160	211
Total current assets	10,007	9,923
Investments	419	391
Fixed assets, net	5,664	5,441
Goodwill	1,350	1,440
Deferred tax assets	147	120
Other assets	552	675
Consolidated total assets	18,139	17,990
Current liabilities
Bank indebtedness	33	41
Accounts payable	5,105	4,781
Accrued salaries and wages	730	704
Other accrued liabilities	1,538	1,538
Income taxes payable		6
Deferred tax liabilities	21	9
Long-term debt due within one year	184	230
Total current liability	7,611	7,309
Long-term debt	811	102
Long-term employee benefit liabilities	580	532
Other long-term liabilities	292	208
Deferred tax liabilities	172	200
Total liability	9,466	8,351
Shareholders' equity
Common Shares [issued: 205,162,635; 2013 - 221,151,704]	3,979	4,230
Contributed surplus	83	69
Retained earnings	5,155	5,011
Accumulated other comprehensive (loss) income	(558)	313
Stockholders equity attributable to Magna International Inc	8,659	9,623
Non-controlling interests	14	16
Total stockholder's equity	8,673	9,639
Total liability and stockholders' equity	$ 18,139	$ 17,990